Schwab Capital Trust
Schwab Target 2010 Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 76.3% OF NET ASSETS

U.S. Stocks 21.6%
Large-Cap 19.1%
Schwab Core Equity Fund	$716,638	$53,776	($85,000 )	$13,647	($9,166 )	$689,895	27,920	$53,776
Schwab Fundamental U.S. Large Company Index Fund	841,684	14,026	(90,000)	14,502	16,943	797,155	27,160	14,026
Schwab S&P 500 Index Fund	5,240,842	347,969	(1,061,500)	608,481	(109,487)	5,026,305	51,284	62,969
Schwab Select Large Cap Growth Fund *	1,144,827	429,293	(85,458)	(3,767)	70,447	1,555,342	56,210	94,293
						8,068,697
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund	528,853	12,369	(50,000)	13,151	15,695	520,068	7,334	12,369
Small-Cap 1.3%
Schwab Small-Cap Equity Fund	611,707	76,686	(52,117)	(6,027)	(71,690)	558,559	28,911	76,686
						9,147,324

International Stocks 7.4%
Developed Markets 7.4%
Schwab Fundamental International Equity Index Fund	154,555	5,203	(30,000)	2,874	13,346	145,978	11,678	5,203
Schwab International Core Equity Fund	1,315,514	32,844	(236,750)	41,500	137,458	1,290,566	92,647	32,844
Schwab International Opportunities Fund	1,732,073	33,690	(246,744)	24,071	162,661	1,705,751	73,429	33,690
						3,142,295

Real Estate 2.1%
Global Real Estate 2.1%
Schwab Global Real Estate Fund	946,542	83,763	(138,000)	(13,613)	(3,551)	875,141	134,845	23,763

Fixed Income 42.7%
Inflation-Protected Bond 6.8%
Schwab Treasury Inflation Protected Securities Index Fund	2,876,621	376,018	(376,000)	(32,783)	59,165	2,903,021	280,214	76,019
Intermediate-Term Bond 27.6%
Schwab U.S. Aggregate Bond Index Fund	11,557,937	1,600,212	(1,473,000)	(202,455)	196,194	11,678,888	1,313,711	349,774
Short-Term Bond 8.3%
Schwab Short-Term Bond Index Fund	3,556,509	458,064	(515,000)	(23,332)	44,405	3,520,646	365,591	106,360
						18,102,555

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 2.5%
Schwab Government Money Fund, Ultra Shares, 4.19% (b)	$1,107,987	$35,693	($70,000 )	$—	$—	$1,073,680	1,073,680	$35,444
Total Affiliated Underlying Funds (Cost $26,632,770)	$32,332,289	$3,559,606	($4,509,569 )	$436,249	$522,420	$32,340,995		$977,216

UNAFFILIATED UNDERLYING FUNDS 23.0% OF NET ASSETS

U.S. Stocks 4.1%
Large-Cap 3.6%
Dodge & Cox Stock Fund, Class I						$1,095,468	4,091
PGIM Jennison Growth Fund, Class R6						398,697	5,174
						1,494,165
Small-Cap 0.5%
Driehaus Small Cap Growth Fund, Institutional Class						215,754	9,442
						1,709,919

Fixed Income 18.9%
Intermediate-Term Bond 16.9%
Allspring Core Plus Bond Fund, Class R6						494,050	44,112
Baird Aggregate Bond Fund, Institutional Class						6,409,139	653,994
Loomis Sayles Investment Grade Bond Fund, Class Y						277,248	28,262
						7,180,437
International Bond 2.0%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						837,750	84,621
						8,018,187
Total Unaffiliated Underlying Funds (Cost $9,588,537)						$9,728,106
Total Investments in Securities (Cost $36,221,307)						$42,069,101

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2015 Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 76.9% OF NET ASSETS

U.S. Stocks 24.3%
Large-Cap 21.3%
Schwab Core Equity Fund	$874,288	$145,302	($245,000 )	$48,101	($40,130 )	$782,561	31,670	$70,953
Schwab Fundamental U.S. Large Company Index Fund	1,040,166	72,488	(150,000)	17,190	25,566	1,005,410	34,256	18,447
Schwab S&P 500 Index Fund	6,616,814	601,325	(1,736,990)	938,992	(284,677)	6,135,464	62,600	82,614
Schwab Select Large Cap Growth Fund *	1,311,664	832,632	(337,505)	(27,595)	105,745	1,884,941	68,122	115,561
						9,808,376
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	672,057	16,075	(90,000)	18,393	17,324	633,849	8,939	16,075
Small-Cap 1.6%
Schwab Small-Cap Equity Fund	744,941	206,650	(90,000)	(19,198)	(90,777)	751,616	38,904	105,271
						11,193,841

International Stocks 8.6%
Developed Markets 8.6%
Schwab Fundamental International Equity Index Fund	221,853	7,468	(44,291)	8,210	19,930	213,170	17,054	7,468
Schwab International Core Equity Fund	1,712,360	120,002	(500,000)	119,133	138,556	1,590,051	114,146	44,604
Schwab International Opportunities Fund	2,246,281	285,062	(648,489)	92,458	185,014	2,160,326	92,997	48,276
						3,963,547

Real Estate 2.4%
Global Real Estate 2.4%
Schwab Global Real Estate Fund	1,214,105	116,396	(205,000)	20,369	(30,280)	1,115,590	171,894	30,683

Fixed Income 39.2%
Inflation-Protected Bond 6.4%
Schwab Treasury Inflation Protected Securities Index Fund	3,060,759	381,499	(530,000)	(42,269)	69,715	2,939,704	283,755	81,264
Intermediate-Term Bond 25.2%
Schwab U.S. Aggregate Bond Index Fund	12,234,414	1,685,258	(2,315,000)	(317,807)	308,715	11,595,580	1,304,340	376,480
Short-Term Bond 7.6%
Schwab Short-Term Bond Index Fund	3,705,618	448,990	(680,000)	(29,643)	51,757	3,496,722	363,107	114,261
						18,032,006

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 2.4%
Schwab Government Money Fund, Ultra Shares, 4.19% (b)	$1,050,041	$34,260	$—	$—	$—	$1,084,301	1,084,301	$34,154
Total Affiliated Underlying Funds (Cost $28,408,553)	$36,705,361	$4,953,407	($7,572,275 )	$826,334	$476,458	$35,389,285		$1,146,111

UNAFFILIATED UNDERLYING FUNDS 22.8% OF NET ASSETS

U.S. Stocks 4.2%
Large-Cap 3.9%
Dodge & Cox Stock Fund, Class I						$1,296,309	4,841
PGIM Jennison Growth Fund, Class R6						473,854	6,149
						1,770,163
Small-Cap 0.3%
Driehaus Small Cap Growth Fund, Institutional Class						153,743	6,728
						1,923,906

Fixed Income 18.6%
Intermediate-Term Bond 16.5%
Allspring Core Plus Bond Fund, Class R6						751,372	67,087
Baird Aggregate Bond Fund, Institutional Class						6,202,251	632,883
Loomis Sayles Investment Grade Bond Fund, Class Y						610,019	62,183
						7,563,642
International Bond 2.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						984,635	99,458
						8,548,277
Total Unaffiliated Underlying Funds (Cost $10,334,147)						$10,472,183
Total Investments in Securities (Cost $38,742,700)						$45,861,468

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2020 Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 77.1% OF NET ASSETS

U.S. Stocks 26.0%
Large-Cap 22.6%
Schwab Core Equity Fund	$6,251,013	$475,162	($1,219,999 )	$379,347	($299,237 )	$5,586,286	226,074	$475,162
Schwab Fundamental U.S. Large Company Index Fund	7,119,765	119,027	(970,000)	200,460	109,999	6,579,251	224,165	119,027
Schwab S&P 500 Index Fund	45,497,289	749,302	(9,031,588)	7,114,899	(2,601,925)	41,727,977	425,752	549,302
Schwab Select Large Cap Growth Fund *	8,995,767	3,608,700	(400,000)	(5,033)	618,542	12,817,976	463,245	705,990
						66,711,490
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	4,780,116	109,658	(550,000)	139,748	131,190	4,610,712	65,022	109,658
Small-Cap 1.8%
Schwab Small-Cap Equity Fund	5,396,188	676,487	—	—	(656,209)	5,416,466	280,355	676,487
						76,738,668

International Stocks 9.6%
Developed Markets 9.6%
Schwab Fundamental International Equity Index Fund	1,579,517	53,171	(375,615)	71,664	126,997	1,455,734	116,459	53,171
Schwab International Core Equity Fund	12,289,728	306,836	(2,758,796)	707,311	1,061,059	11,606,138	833,176	306,836
Schwab International Opportunities Fund	16,345,081	317,922	(3,100,844)	694,156	1,212,730	15,469,045	665,908	317,922
						28,530,917

Real Estate 2.6%
Global Real Estate 2.6%
Schwab Global Real Estate Fund	8,577,204	206,696	(1,070,000)	(79,189)	(19,650)	7,615,061	1,173,353	206,696

Fixed Income 37.1%
Inflation-Protected Bond 6.2%
Schwab Treasury Inflation Protected Securities Index Fund	19,287,850	714,253	(1,985,000)	(155,067)	327,184	18,189,220	1,755,716	487,054
Intermediate-Term Bond 23.8%
Schwab U.S. Aggregate Bond Index Fund	75,361,257	4,222,444	(9,310,000)	(1,273,025)	1,245,789	70,246,465	7,901,740	2,205,826
Short-Term Bond 7.1%
Schwab Short-Term Bond Index Fund	23,123,946	1,149,965	(3,278,001)	(143,722)	275,038	21,127,226	2,193,897	669,866
						109,562,911

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 1.8%
Schwab Government Money Fund, Ultra Shares, 4.19% (b)	$5,485,787	$176,414	($400,000 )	$—	$—	$5,262,201	5,262,201	$175,081
Total Affiliated Underlying Funds (Cost $178,830,178)	$240,090,508	$12,886,037	($34,449,843 )	$7,651,549	$1,531,507	$227,709,758		$7,058,078

UNAFFILIATED UNDERLYING FUNDS 22.4% OF NET ASSETS

U.S. Stocks 4.3%
Large-Cap 4.1%
Dodge & Cox Stock Fund, Class I						$8,973,853	33,512
PGIM Jennison Growth Fund, Class R6						3,327,255	43,177
						12,301,108
Small-Cap 0.2%
Driehaus Small Cap Growth Fund, Institutional Class						548,169	23,990
						12,849,277

Fixed Income 18.1%
Intermediate-Term Bond 15.8%
Allspring Core Plus Bond Fund, Class R6						5,777,510	515,849
Baird Aggregate Bond Fund, Institutional Class						36,783,711	3,753,440
Loomis Sayles Investment Grade Bond Fund, Class Y						4,078,696	415,769
						46,639,917
International Bond 2.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						6,845,570	691,472
						53,485,487
Total Unaffiliated Underlying Funds (Cost $65,377,009)						$66,334,764
Total Investments in Securities (Cost $244,207,187)						$294,044,522

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2025 Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 77.1% OF NET ASSETS

U.S. Stocks 26.6%
Large-Cap 23.4%
Schwab Core Equity Fund	$10,175,583	$729,310	($2,731,023 )	$808,247	($673,886 )	$8,308,231	336,229	$729,310
Schwab Fundamental U.S. Large Company Index Fund	11,089,130	184,046	(1,737,651)	350,378	114,489	10,000,392	340,729	184,046
Schwab S&P 500 Index Fund	67,851,886	2,022,551	(15,403,998)	9,686,300	(3,107,858)	61,048,881	622,884	822,552
Schwab Select Large Cap Growth Fund *	13,625,728	4,873,269	(780,000)	(9,372)	905,360	18,614,985	672,750	1,069,350
						97,972,489
Mid-Cap 1.6%
Schwab U.S. Mid-Cap Index Fund	6,438,291	155,862	(400,000)	172,264	186,971	6,553,388	92,418	155,862
Small-Cap 1.6%
Schwab Small-Cap Equity Fund	8,700,423	1,090,719	(1,927,132)	69,096	(1,209,026)	6,724,080	348,037	1,090,719
						111,249,957

International Stocks 10.4%
Developed Markets 10.4%
Schwab Fundamental International Equity Index Fund	2,455,391	82,656	(479,999)	63,124	212,456	2,333,628	186,690	82,656
Schwab International Core Equity Fund	21,138,721	1,007,768	(7,347,631)	1,575,840	1,043,986	17,418,684	1,250,444	527,768
Schwab International Opportunities Fund	28,475,648	1,033,868	(8,364,856)	490,401	2,347,972	23,983,033	1,032,416	553,868
						43,735,345

Real Estate 2.8%
Global Real Estate 2.8%
Schwab Global Real Estate Fund	13,434,168	320,652	(1,900,000)	(122,245)	(48,970)	11,683,605	1,800,247	320,652

Fixed Income 35.8%
Inflation-Protected Bond 6.0%
Schwab Treasury Inflation Protected Securities Index Fund	22,393,426	5,004,919	(2,586,000)	(336,273)	603,901	25,079,973	2,420,847	632,368
Intermediate-Term Bond 22.9%
Schwab U.S. Aggregate Bond Index Fund	95,262,692	9,332,000	(8,550,000)	(1,159,130)	1,191,986	96,077,548	10,807,373	2,894,750
Short-Term Bond 6.9%
Schwab Short-Term Bond Index Fund	28,462,657	3,471,788	(3,390,000)	(137,361)	324,380	28,731,464	2,983,537	884,870
						149,888,985

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 1.5%
Schwab Government Money Fund, Ultra Shares, 4.19% (b)	$6,265,241	$204,418	$—	$—	$—	$6,469,659	6,469,659	$203,790
Total Affiliated Underlying Funds (Cost $251,775,017)	$335,768,985	$29,513,826	($55,598,290 )	$11,451,269	$1,891,761	$323,027,551		$10,152,561

UNAFFILIATED UNDERLYING FUNDS 22.5% OF NET ASSETS

U.S. Stocks 4.8%
Large-Cap 4.2%
Dodge & Cox Stock Fund, Class I						$12,782,136	47,734
PGIM Jennison Growth Fund, Class R6						4,933,459	64,021
						17,715,595
Small-Cap 0.6%
Driehaus Small Cap Growth Fund, Institutional Class						2,440,134	106,789
						20,155,729

Fixed Income 17.7%
Intermediate-Term Bond 15.4%
Allspring Core Plus Bond Fund, Class R6						10,906,110	973,760
Baird Aggregate Bond Fund, Institutional Class						47,228,246	4,819,209
Loomis Sayles Investment Grade Bond Fund, Class Y						6,389,985	651,375
						64,524,341
International Bond 2.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						9,293,886	938,776
						73,818,227
Total Unaffiliated Underlying Funds (Cost $91,572,938)						$93,973,956
Total Investments in Securities (Cost $343,347,955)						$417,001,507

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2030 Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 75.7% OF NET ASSETS

U.S. Stocks 33.6%
Large-Cap 29.3%
Schwab Core Equity Fund	$32,294,825	$2,482,065	($4,683,027 )	$906,730	($513,168 )	$30,487,425	1,233,809	$2,482,065
Schwab Fundamental U.S. Large Company Index Fund	30,196,265	533,071	(1,953,739)	302,452	949,478	30,027,527	1,023,084	533,071
Schwab S&P 500 Index Fund	176,919,823	2,979,371	(25,800,492)	17,989,617	(79,692)	172,008,627	1,755,011	2,179,371
Schwab Select Large Cap Growth Fund *	39,858,899	14,805,769	(1,000,000)	10,842	2,589,090	56,264,600	2,033,415	3,128,136
						288,788,179
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	15,665,016	378,021	(1,950,000)	559,329	274,338	14,926,704	210,502	378,021
Small-Cap 2.8%
Schwab Small-Cap Equity Fund	27,323,553	3,425,386	—	—	(3,322,708)	27,426,231	1,419,577	3,425,386
						331,141,114

International Stocks 15.2%
Developed Markets 15.2%
Schwab Fundamental International Equity Index Fund	7,484,295	251,947	(1,000,000)	157,534	763,346	7,657,122	612,570	251,947
Schwab International Core Equity Fund	61,764,005	1,542,055	(12,312,608)	2,885,614	5,988,735	59,867,801	4,297,760	1,542,055
Schwab International Opportunities Fund	83,255,843	1,619,376	(12,388,307)	(81,420)	9,698,857	82,104,349	3,534,410	1,619,376
						149,629,272

Real Estate 3.6%
Global Real Estate 3.6%
Schwab Global Real Estate Fund	39,014,481	988,789	(3,620,000)	(801,173)	203,900	35,785,997	5,514,021	988,789

Fixed Income 22.3%
Inflation-Protected Bond 2.3%
Schwab Treasury Inflation Protected Securities Index Fund	17,420,032	5,967,702	(1,100,000)	(206,317)	444,742	22,526,159	2,174,340	549,730
Intermediate-Term Bond 15.4%
Schwab U.S. Aggregate Bond Index Fund	143,961,878	13,878,174	(6,040,000)	(1,069,201)	1,103,153	151,834,004	17,079,191	4,500,092
Short-Term Bond 4.6%
Schwab Short-Term Bond Index Fund	42,241,070	7,215,096	(3,870,000)	(152,066)	435,423	45,869,523	4,763,190	1,345,028
						220,229,686

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 1.0%
Schwab Government Money Fund, Ultra Shares, 4.19% (b)	$10,038,366	$327,525	$—	$—	$—	$10,365,891	10,365,891	$326,520
Total Affiliated Underlying Funds (Cost $516,037,163)	$727,438,351	$56,394,347	($75,718,173 )	$20,501,941	$18,535,494	$747,151,960		$23,249,587

UNAFFILIATED UNDERLYING FUNDS 23.8% OF NET ASSETS

U.S. Stocks 6.2%
Large-Cap 5.7%
Dodge & Cox Stock Fund, Class I						$40,707,571	152,019
PGIM Jennison Growth Fund, Class R6						14,813,559	192,234
						55,521,130
Small-Cap 0.5%
Driehaus Small Cap Growth Fund, Institutional Class						5,017,990	219,606
						60,539,120

International Stocks 0.9%
Emerging Markets 0.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						9,119,926	911,993

Fixed Income 16.7%
Intermediate-Term Bond 12.8%
Allspring Core Plus Bond Fund, Class R6						33,597,901	2,999,813
Baird Aggregate Bond Fund, Institutional Class						65,456,732	6,679,258
Loomis Sayles Investment Grade Bond Fund, Class Y						27,088,824	2,761,348
						126,143,457
International Bond 3.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						38,704,334	3,909,529
						164,847,791
Total Unaffiliated Underlying Funds (Cost $223,313,441)						$234,506,837
Total Investments in Securities (Cost $739,350,604)						$981,658,797

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2035 Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 75.5% OF NET ASSETS

U.S. Stocks 38.4%
Large-Cap 33.4%
Schwab Core Equity Fund	$22,801,623	$1,749,957	($1,665,973 )	$262,178	$68,880	$23,216,665	939,566	$1,749,957
Schwab Fundamental U.S. Large Company Index Fund	24,807,656	416,963	(2,006,293)	365,292	685,139	24,268,757	826,874	416,963
Schwab S&P 500 Index Fund	116,586,838	1,439,790	(10,577,873)	5,642,525	6,350,337	119,441,617	1,218,668	1,439,790
Schwab Select Large Cap Growth Fund *	29,021,077	13,831,184	—	—	2,099,890	44,952,151	1,624,581	2,277,581
						211,879,190
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	10,598,347	262,675	(878,991)	117,073	454,951	10,554,055	148,837	262,675
Small-Cap 3.3%
Schwab Small-Cap Equity Fund	21,144,415	2,650,745	—	—	(2,571,286)	21,223,874	1,098,544	2,650,745
						243,657,119

International Stocks 18.1%
Developed Markets 18.1%
Schwab Fundamental International Equity Index Fund	5,363,103	180,540	—	—	710,194	6,253,837	500,307	180,540
Schwab International Core Equity Fund	44,313,116	1,106,361	(5,320,924)	1,149,779	5,612,789	46,861,121	3,364,043	1,106,361
Schwab International Opportunities Fund	60,649,162	1,179,663	(7,042,503)	(331,624)	7,699,511	62,154,209	2,675,601	1,179,663
						115,269,167

Real Estate 4.2%
Global Real Estate 4.2%
Schwab Global Real Estate Fund	28,807,461	713,447	(2,600,000)	(610,901)	193,657	26,503,664	4,083,770	713,447

Fixed Income 14.2%
Inflation-Protected Bond 0.5%
Schwab Treasury Inflation Protected Securities Index Fund	—	3,353,264	—	—	51,510	3,404,774	328,646	63,252
Intermediate-Term Bond 10.6%
Schwab U.S. Aggregate Bond Index Fund	60,700,639	6,344,251	—	—	1,402	67,046,292	7,541,765	1,932,818
Short-Term Bond 3.1%
Schwab Short-Term Bond Index Fund	17,730,654	3,273,680	(1,550,000)	(95,461)	222,437	19,581,310	2,033,366	571,172
						90,032,376

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
Money Market Funds 0.6%
Schwab Government Money Fund, Ultra Shares, 4.19% (b)	$4,019,680	$131,151	$—	$—	$—	$4,150,831	4,150,831	$130,749
Total Affiliated Underlying Funds (Cost $334,551,504)	$446,543,771	$36,633,671	($31,642,557 )	$6,498,861	$21,579,411	$479,613,157		$14,675,713

UNAFFILIATED UNDERLYING FUNDS 23.8% OF NET ASSETS

U.S. Stocks 7.7%
Large-Cap 6.6%
Dodge & Cox Stock Fund, Class I						$30,683,095	114,583
PGIM Jennison Growth Fund, Class R6						11,436,803	148,414
						42,119,898
Small-Cap 1.1%
Driehaus Small Cap Growth Fund, Institutional Class						6,849,068	299,740
						48,968,966

International Stocks 1.8%
Emerging Markets 1.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						11,464,898	1,146,490

Fixed Income 14.3%
Intermediate-Term Bond 10.2%
Allspring Core Plus Bond Fund, Class R6						19,362,577	1,728,801
Baird Aggregate Bond Fund, Institutional Class						24,982,508	2,549,236
Loomis Sayles Investment Grade Bond Fund, Class Y						20,474,736	2,087,129
						64,819,821
International Bond 4.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						26,000,734	2,626,337
						90,820,555
Total Unaffiliated Underlying Funds (Cost $142,703,833)						$151,254,419
Total Investments in Securities (Cost $477,255,337)						$630,867,576

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2040 Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 77.2% OF NET ASSETS

U.S. Stocks 42.0%
Large-Cap 36.4%
Schwab Core Equity Fund	$48,966,709	$3,837,959	($3,374,870 )	$371,492	$284,304	$50,085,594	2,026,936	$3,837,959
Schwab Fundamental U.S. Large Company Index Fund	56,229,204	992,643	(1,822,459)	170,945	2,182,851	57,753,184	1,967,741	992,643
Schwab S&P 500 Index Fund	231,362,713	2,887,703	(11,718,931)	6,030,304	18,646,824	247,208,613	2,522,279	2,887,703
Schwab Select Large Cap Growth Fund *	67,640,982	27,543,833	—	—	4,508,583	99,693,398	3,602,942	5,308,481
						454,740,789
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	22,141,395	544,883	(2,088,976)	216,782	981,186	21,795,270	307,365	544,883
Small-Cap 3.9%
Schwab Small-Cap Equity Fund	48,463,006	6,075,509	—	—	(5,893,391)	48,645,124	2,517,864	6,075,509
						525,181,183

International Stocks 20.9%
Developed Markets 20.9%
Schwab Fundamental International Equity Index Fund	12,142,153	408,746	—	—	1,607,889	14,158,788	1,132,703	408,746
Schwab International Core Equity Fund	97,461,467	2,433,309	(10,319,447)	2,183,817	12,755,826	104,514,972	7,502,869	2,433,309
Schwab International Opportunities Fund	132,737,060	2,581,816	(9,130,022)	(397,084)	16,558,121	142,349,891	6,127,847	2,581,816
						261,023,651

Real Estate 4.6%
Global Real Estate 4.6%
Schwab Global Real Estate Fund	61,869,771	1,558,785	(4,750,000)	(1,180,427)	240,700	57,738,829	8,896,584	1,558,785

Fixed Income 9.3%
Intermediate-Term Bond 7.2%
Schwab U.S. Aggregate Bond Index Fund	78,124,977	11,306,684	—	—	20,670	89,452,331	10,062,130	2,516,626
Short-Term Bond 2.1%
Schwab Short-Term Bond Index Fund	23,103,693	4,750,769	(1,800,000)	(73,877)	230,786	26,211,371	2,721,845	757,879
						115,663,702

Money Market Funds 0.4%
Schwab Government Money Fund, Ultra Shares, 4.19% (b)	5,028,399	164,064	—	—	—	5,192,463	5,192,463	163,560
Total Affiliated Underlying Funds (Cost $612,083,324)	$885,271,529	$65,086,703	($45,004,705 )	$7,321,952	$52,124,349	$964,799,828		$30,067,899

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 22.2% OF NET ASSETS

U.S. Stocks 8.4%
Large-Cap 7.4%
Dodge & Cox Stock Fund, Class I						$66,203,626	247,231
PGIM Jennison Growth Fund, Class R6						25,781,095	334,559
						91,984,721
Small-Cap 1.0%
Driehaus Small Cap Growth Fund, Institutional Class						12,560,379	549,688
						104,545,100

International Stocks 2.7%
Emerging Markets 2.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						34,055,432	3,405,543

Fixed Income 11.1%
Intermediate-Term Bond 8.0%
Allspring Core Plus Bond Fund, Class R6						19,152,932	1,710,083
Baird Aggregate Bond Fund, Institutional Class						39,557,808	4,036,511
Loomis Sayles Investment Grade Bond Fund, Class Y						40,924,194	4,171,681
						99,634,934
International Bond 3.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						39,491,120	3,989,002
						139,126,054
Total Unaffiliated Underlying Funds (Cost $259,170,179)						$277,726,586
Total Investments in Securities (Cost $871,253,503)						$1,242,526,414

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2045 Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 78.4% OF NET ASSETS

U.S. Stocks 44.3%
Large-Cap 38.2%
Schwab Core Equity Fund	$13,268,133	$1,060,744	($300,000 )	($1,884 )	$184,540	$14,211,533	575,133	$1,060,744
Schwab Fundamental U.S. Large Company Index Fund	15,157,387	1,817,582	—	—	634,561	17,609,530	599,984	267,581
Schwab S&P 500 Index Fund	61,793,801	773,100	(1,430,000)	131,428	6,493,116	67,761,445	691,373	773,100
Schwab Select Large Cap Growth Fund *	21,502,618	7,937,725	—	—	1,545,164	30,985,507	1,119,823	1,687,531
						130,568,015
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund	5,746,924	147,557	—	—	309,723	6,204,204	87,494	147,557
Small-Cap 4.3%
Schwab Small-Cap Equity Fund	14,420,808	2,309,705	—	—	(1,840,307)	14,890,206	770,715	1,859,704
						151,662,425

International Stocks 23.3%
Developed Markets 23.3%
Schwab Fundamental International Equity Index Fund	3,366,484	113,328	—	—	445,796	3,925,608	314,049	113,328
Schwab International Core Equity Fund	27,580,120	996,218	(700,000)	103,699	4,303,862	32,283,899	2,317,581	696,218
Schwab International Opportunities Fund	37,397,553	2,292,098	(1,057,935)	(106,946)	4,892,912	43,417,682	1,869,035	742,099
						79,627,189

Real Estate 4.7%
Global Real Estate 4.7%
Schwab Global Real Estate Fund	17,290,906	437,449	(1,260,000)	(295,958)	53,469	16,225,866	2,500,133	437,449

Fixed Income 5.9%
Intermediate-Term Bond 4.6%
Schwab U.S. Aggregate Bond Index Fund	12,593,281	2,944,109	—	—	18,522	15,555,912	1,749,821	424,111
Short-Term Bond 1.3%
Schwab Short-Term Bond Index Fund	3,682,256	1,143,494	(400,000)	(24,626)	56,724	4,457,848	462,913	128,121
						20,013,760

Money Market Funds 0.2%
Schwab Government Money Fund, Ultra Shares, 4.19% (b)	657,928	21,467	—	—	—	679,395	679,395	21,401
Total Affiliated Underlying Funds (Cost $197,129,477)	$234,458,199	$21,994,576	($5,147,935 )	($194,287 )	$17,098,082	$268,208,635		$8,358,944

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 21.0% OF NET ASSETS

U.S. Stocks 9.5%
Large-Cap 8.1%
Dodge & Cox Stock Fund, Class I						$19,743,496	73,730
PGIM Jennison Growth Fund, Class R6						7,865,968	102,076
						27,609,464
Small-Cap 1.4%
Driehaus Small Cap Growth Fund, Institutional Class						4,825,517	211,182
						32,434,981

International Stocks 3.7%
Emerging Markets 3.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						12,627,377	1,262,738

Fixed Income 7.8%
Intermediate-Term Bond 5.6%
Allspring Core Plus Bond Fund, Class R6						2,345,609	209,429
Baird Aggregate Bond Fund, Institutional Class						6,553,584	668,733
Loomis Sayles Investment Grade Bond Fund, Class Y						10,145,348	1,034,184
						19,044,541
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						7,550,714	762,698
						26,595,255
Total Unaffiliated Underlying Funds (Cost $66,202,438)						$71,657,613
Total Investments in Securities (Cost $263,331,915)						$339,866,248

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2050 Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 79.8% OF NET ASSETS

U.S. Stocks 45.6%
Large-Cap 39.1%
Schwab Core Equity Fund	$14,668,054	$1,172,663	($648,819 )	($4,076 )	$194,980	$15,382,802	622,533	$1,172,663
Schwab Fundamental U.S. Large Company Index Fund	17,051,778	301,024	—	—	720,663	18,073,465	615,791	301,024
Schwab S&P 500 Index Fund	63,409,731	795,993	(461,765)	(249)	6,911,934	70,655,644	720,902	795,993
Schwab Select Large Cap Growth Fund *	28,345,751	2,224,581	—	—	1,511,643	32,081,975	1,159,450	2,224,581
						136,193,886
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	6,105,640	156,768	—	—	329,055	6,591,463	92,955	156,768
Small-Cap 4.6%
Schwab Small-Cap Equity Fund	15,906,186	1,994,061	—	—	(1,934,288)	15,965,959	826,395	1,994,061
						158,751,308

International Stocks 25.4%
Developed Markets 25.4%
Schwab Fundamental International Equity Index Fund	3,463,149	594,091	—	—	535,300	4,592,540	367,403	116,581
Schwab International Core Equity Fund	29,682,211	1,192,117	—	—	4,741,883	35,616,211	2,556,799	741,073
Schwab International Opportunities Fund	40,462,814	2,597,259	—	—	5,248,799	48,308,872	2,079,590	787,026
						88,517,623

Real Estate 5.2%
Global Real Estate 5.2%
Schwab Global Real Estate Fund	18,804,449	483,764	(981,422)	(238,321)	(26,215)	18,042,255	2,780,008	483,764

Fixed Income 3.5%
Intermediate-Term Bond 2.7%
Schwab U.S. Aggregate Bond Index Fund	7,239,713	2,084,282	—	—	34,885	9,358,880	1,052,742	264,282
Short-Term Bond 0.8%
Schwab Short-Term Bond Index Fund	2,542,973	400,924	—	—	18,723	2,962,620	307,645	86,083
						12,321,500

Money Market Funds 0.1%
Schwab Government Money Fund, Ultra Shares, 4.19% (b)	283,304	9,244	—	—	—	292,548	292,548	9,215
Total Affiliated Underlying Funds (Cost $203,644,735)	$247,965,753	$14,006,771	($2,092,006 )	($242,646 )	$18,287,362	$277,925,234		$9,133,114

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
UNAFFILIATED UNDERLYING FUNDS 19.7% OF NET ASSETS

U.S. Stocks 9.7%
Large-Cap 8.2%
Dodge & Cox Stock Fund, Class I						$20,288,517	75,766
PGIM Jennison Growth Fund, Class R6						8,301,481	107,727
						28,589,998
Small-Cap 1.5%
Driehaus Small Cap Growth Fund, Institutional Class						5,157,363	225,705
						33,747,361

International Stocks 4.9%
Emerging Markets 4.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						16,971,738	1,697,174

Fixed Income 5.1%
Intermediate-Term Bond 3.7%
Allspring Core Plus Bond Fund, Class R6						2,455,087	219,204
Baird Aggregate Bond Fund, Institutional Class						2,903,025	296,227
Loomis Sayles Investment Grade Bond Fund, Class Y						7,579,483	772,628
						12,937,595
International Bond 1.4%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						4,797,680	484,614
						17,735,275
Total Unaffiliated Underlying Funds (Cost $62,117,553)						$68,454,374
Total Investments in Securities (Cost $265,762,288)						$346,379,608

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.
At July 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2055 Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 80.1% OF NET ASSETS

U.S. Stocks 47.1%
Large-Cap 39.9%
Schwab Core Equity Fund	$10,210,497	$816,296	$—	$—	$148,587	$11,175,380	452,261	$816,296
Schwab Fundamental U.S. Large Company Index Fund	12,950,599	808,623	—	—	555,885	14,315,107	487,738	228,624
Schwab S&P 500 Index Fund	44,256,321	1,835,557	—	—	4,855,390	50,947,268	519,817	555,557
Schwab Select Large Cap Growth Fund *	21,439,777	2,162,599	—	—	1,208,572	24,810,948	896,673	1,682,599
						101,248,703
Mid-Cap 1.9%
Schwab U.S. Mid-Cap Index Fund	4,475,373	114,909	—	—	241,195	4,831,477	68,135	114,909
Small-Cap 5.3%
Schwab Small-Cap Equity Fund	12,262,731	2,761,268	—	—	(1,528,966)	13,495,033	698,501	1,561,268
						119,575,213

International Stocks 25.4%
Developed Markets 25.4%
Schwab Fundamental International Equity Index Fund	2,603,907	376,559	—	—	391,222	3,371,688	269,735	87,656
Schwab International Core Equity Fund	21,520,513	1,583,276	(700,000)	27,611	3,465,904	25,897,304	1,859,103	546,200
Schwab International Opportunities Fund	29,016,103	2,803,324	(440,000)	(62,870)	3,912,728	35,229,285	1,516,543	591,359
						64,498,277

Real Estate 5.3%
Global Real Estate 5.3%
Schwab Global Real Estate Fund	13,757,121	356,957	(560,935)	(157,661)	(45,823)	13,349,659	2,056,958	356,957

Fixed Income 2.3%
Intermediate-Term Bond 1.7%
Schwab U.S. Aggregate Bond Index Fund	3,626,686	1,268,297	(490,000)	(84,057)	87,164	4,408,090	495,848	128,296
Short-Term Bond 0.6%
Schwab Short-Term Bond Index Fund	1,417,855	44,375	—	—	8,973	1,471,203	152,773	44,375
						5,879,293
Total Affiliated Underlying Funds (Cost $152,155,167)	$177,537,483	$14,932,040	($2,190,935 )	($276,977 )	$13,300,831	$203,302,442		$6,714,096

UNAFFILIATED UNDERLYING FUNDS 19.4% OF NET ASSETS

U.S. Stocks 10.3%
Large-Cap 8.7%
Dodge & Cox Stock Fund, Class I						$15,696,520	58,617

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
PGIM Jennison Growth Fund, Class R6						$6,384,639	82,853
						22,081,159
Small-Cap 1.6%
Driehaus Small Cap Growth Fund, Institutional Class						4,055,729	177,494
						26,136,888

International Stocks 5.4%
Emerging Markets 5.4%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						13,699,733	1,369,973

Fixed Income 3.7%
Intermediate-Term Bond 2.8%
Allspring Core Plus Bond Fund, Class R6						1,879,873	167,846
Baird Aggregate Bond Fund, Institutional Class						659,993	67,346
Loomis Sayles Investment Grade Bond Fund, Class Y						4,516,651	460,413
						7,056,517
International Bond 0.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						2,392,221	241,638
						9,448,738
Total Unaffiliated Underlying Funds (Cost $44,548,726)						$49,285,359
Total Investments in Securities (Cost $196,703,893)						$252,587,801

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At July 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2060 Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 80.6% OF NET ASSETS

U.S. Stocks 48.2%
Large-Cap 40.6%
Schwab Core Equity Fund	$4,156,013	$722,260	$—	$—	$76,959	$4,955,232	200,535	$332,260
Schwab Fundamental U.S. Large Company Index Fund	5,102,473	1,110,077	(100,000)	1,157	253,013	6,366,720	216,924	90,077
Schwab S&P 500 Index Fund	17,341,443	1,967,690	(150,000)	1,624	2,036,845	21,197,602	216,280	217,690
Schwab Select Large Cap Growth Fund *	8,703,170	1,588,027	—	—	611,497	10,902,694	394,026	683,027
						43,422,248
Mid-Cap 2.0%
Schwab U.S. Mid-Cap Index Fund	1,789,560	245,948	—	—	101,181	2,136,689	30,132	45,948
Small-Cap 5.6%
Schwab Small-Cap Equity Fund	5,053,176	1,450,675	—	—	(562,771)	5,941,080	307,509	640,675
						51,500,017

International Stocks 25.5%
Developed Markets 25.5%
Schwab Fundamental International Equity Index Fund	1,050,106	205,350	—	—	173,385	1,428,841	114,307	35,350
Schwab International Core Equity Fund	8,604,440	1,033,356	(90,000)	(211)	1,491,957	11,039,542	792,501	223,356
Schwab International Opportunities Fund	11,601,757	1,704,122	(100,000)	(27,092)	1,644,529	14,823,316	638,111	244,122
						27,291,699

Real Estate 5.3%
Global Real Estate 5.3%
Schwab Global Real Estate Fund	5,442,748	344,972	(100,000)	(23,557)	(55,462)	5,608,701	864,207	144,972

Fixed Income 1.6%
Intermediate-Term Bond 1.2%
Schwab U.S. Aggregate Bond Index Fund	866,281	587,015	(189,999)	(18,013)	24,870	1,270,154	142,875	37,015
Short-Term Bond 0.4%
Schwab Short-Term Bond Index Fund	427,306	53,899	—	—	2,538	483,743	50,233	13,900
						1,753,897
Total Affiliated Underlying Funds (Cost $68,441,999)	$70,138,473	$11,013,391	($729,999 )	($66,092 )	$5,798,541	$86,154,314		$2,708,392

UNAFFILIATED UNDERLYING FUNDS 18.9% OF NET ASSETS

U.S. Stocks 10.9%
Large-Cap 8.9%
Dodge & Cox Stock Fund, Class I						$6,795,072	25,376

Schwab Target 2060 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
PGIM Jennison Growth Fund, Class R6						$2,669,988	34,648
						9,465,060
Small-Cap 2.0%
Driehaus Small Cap Growth Fund, Institutional Class						2,136,285	93,492
						11,601,345

International Stocks 5.6%
Emerging Markets 5.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						6,022,099	602,210

Fixed Income 2.4%
Intermediate-Term Bond 1.8%
Allspring Core Plus Bond Fund, Class R6						411,213	36,715
Loomis Sayles Investment Grade Bond Fund, Class Y						1,474,348	150,290
						1,885,561
International Bond 0.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						703,090	71,019
						2,588,651
Total Unaffiliated Underlying Funds (Cost $18,189,874)						$20,212,095
Total Investments in Securities (Cost $86,631,873)						$106,366,409

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At July 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2065 Fund

Portfolio Holdings as of July 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 80.8% OF NET ASSETS

U.S. Stocks 49.1%
Large-Cap 41.0%
Schwab Core Equity Fund	$1,161,136	$448,829	$—	$—	$48,297	$1,658,262	67,109	$92,829
Schwab Fundamental U.S. Large Company Index Fund	1,434,240	513,833	—	—	89,897	2,037,970	69,437	25,833
Schwab S&P 500 Index Fund	4,768,359	1,323,346	(100,000)	2,691	645,815	6,640,211	67,750	60,346
Schwab Select Large Cap Growth Fund *	2,535,019	703,979	—	—	219,910	3,458,908	125,006	201,979
						13,795,351
Mid-Cap 2.1%
Schwab U.S. Mid-Cap Index Fund	487,095	166,548	—	—	34,354	687,997	9,702	13,248
Small-Cap 6.0%
Schwab Small-Cap Equity Fund	1,425,058	734,106	—	—	(135,939)	2,023,225	104,722	182,106
						16,506,573

International Stocks 25.7%
Developed Markets 25.7%
Schwab Fundamental International Equity Index Fund	311,206	55,476	—	—	49,487	416,169	33,293	10,476
Schwab International Core Equity Fund	2,381,005	650,392	—	—	439,090	3,470,487	249,138	65,392
Schwab International Opportunities Fund	3,257,257	1,011,739	—	—	492,480	4,761,476	204,971	70,739
						8,648,132

Real Estate 5.4%
Global Real Estate 5.4%
Schwab Global Real Estate Fund	1,492,553	343,104	—	—	(18,184)	1,817,473	280,042	44,104

Fixed Income 0.6%
Intermediate-Term Bond 0.1%
Schwab U.S. Aggregate Bond Index Fund	70,533	117,880	(170,000)	2,215	(68)	20,560	2,313	2,880
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	110,755	56,085	—	—	863	167,703	17,415	4,085
						188,263
Total Affiliated Underlying Funds (Cost $22,884,086)	$19,434,216	$6,125,317	($270,000 )	$4,906	$1,866,002	$27,160,441		$774,017

UNAFFILIATED UNDERLYING FUNDS 18.6% OF NET ASSETS

U.S. Stocks 10.9%
Large-Cap 8.9%
Dodge & Cox Stock Fund, Class I						$2,140,799	7,995

Schwab Target 2065 Fund
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 7/31/25	BALANCE OF SHARES HELD AT 7/31/25	DISTRIBUTIONS RECEIVED (a)
PGIM Jennison Growth Fund, Class R6						$869,113	11,278
						3,009,912
Small-Cap 2.0%
Driehaus Small Cap Growth Fund, Institutional Class						670,168	29,329
						3,680,080

International Stocks 6.2%
Emerging Markets 6.2%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class						2,074,963	207,496

Fixed Income 1.5%
Intermediate-Term Bond 1.0%
Loomis Sayles Investment Grade Bond Fund, Class Y						345,554	35,225
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class						145,157	14,662
						490,711
Total Unaffiliated Underlying Funds (Cost $5,697,522)						$6,245,754
Total Investments in Securities (Cost $28,581,608)						$33,406,195

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
At July 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Target Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG7628JUL25